Segment Reporting	6 Months Ended
Dec. 31, 2025
Segment Reporting [Abstract]
Segment Reporting

Note 3 – Segment Reporting

The Company operates as a single operating and reportable segment. Management evaluates performance and allocates resources on a consolidated basis. Accordingly, separate segment information is not presented.